Investment Property - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [Line Items]
Amount of disposal of investment properties	$ 0	$ 0
Investment property	7,340,561	7,348,262	$ 7,539,005
Level 3 [Member]
Disclosure of detailed information about investment property [Line Items]
Investment property	8,903,618
At fair value [member]
Disclosure of detailed information about investment property [Line Items]
Investment property	$ 8,903,618	$ 8,398,984